UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares				Value
	COMMON STOCK - 68.5%
	AEROSPACE/DEFENSE - 1.5%
1,100	General Dynamics Corp.			$ 62,579
700	Lockheed Martin Corp.			50,848
2,600	Northrop Grumman Corp.			135,616
300	United Technologies Corp.			21,108
				270,151
	AGRICULTURE - 1.4%
771	Lorillard, Inc.			85,350
2,860	Philip Morris International, Inc.			178,407
				263,757
	APPAREL - 0.6%
350	Coach, Inc.			18,141
800	VF Corp.			97,216
				115,357
	AUTO PARTS & EQUIPMENT - 0.3%
1,950	TRW Automotive Holdings Corp. *			63,823

	BANKS - 4.2%
1,600	Capital One Financial Corp.			63,408
4,900	CapitalSource, Inc.			30,086
3,380	Citigroup, Inc.			86,596
155	Goldman Sachs Group, Inc.			14,655
5,200	Huntington Bancshares, Inc.			24,960
6,790	JPMorgan Chase & Co.			204,515
19,900	KeyCorp			118,007
1,450	M&T Bank Corp.			101,355
1,200	U.S. Bancorp			28,248
4,200	Wells Fargo & Co.			101,304
				773,134
	BEVERAGES - 1.5%
1,100	Brown-Forman Corp.			77,154
2,200	Coca-Cola Enterprises, Inc.			54,736
2,000	Constellation Brands, Inc. *			36,000
1,700	Dr. Pepper Snapple Group, Inc.			65,926
600	Hansen Natural Corp. *			52,374
				286,190
	BIOTECHNOLOGY - 1.3%
1,100	Amgen, Inc.			60,445
2,300	Charles River Laboratories International, Inc. *			65,826
1,200	Gilead Sciences, Inc. *			46,560
1,700	United Therapeutics Corp. *			63,733
				236,564

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	CHEMICALS - 1.3%
600	Cabot Corp.			$ 14,868
125	CF Industries Holdings, Inc.			15,424
200	Eastman Chemical Co.			13,706
2,000	EI du Pont de Nemours & Co.			79,940
650	FMC Corp.			44,954
800	PPG Industries, Inc.			56,528
400	WR Grace & Co. *			13,320
				238,740
	COMMERCIAL SERVICES - 1.8%
200	Alliance Data Systems Corp. *			18,540
2,400	Automatic Data Processing, Inc.			113,160
300	ITT Educational Services, Inc. *			17,274
500	Manpower, Inc.			16,810
400	Towers Watson & Co.			23,912
1,275	Visa, Inc. - Cl. A			109,293
350	Weight Watchers International, Inc.			20,388
1,400	Western Union Co.			21,406
				340,783
	COMPUTERS - 6.2%
4,000	Accenture PLC - Cl. A			210,720
1,190	Apple, Inc. *			453,604
3,200	Cadence Design Systems, Inc. *			29,568
650	Cognizant Technology Solutions Corp. - Cl. A *			40,755
3,500	Dell, Inc. *			49,525
1,950	International Business Machines Corp.			341,308
1,200	NCR Corp. *			20,268
				1,145,748
	COSMETICS/PERSONAL CARE - 0.9%
1,200	Colgate-Palmolive Co.			106,416
650	Estee Lauder Cos., Inc.			57,096
				163,512
	DISTRIBUTION/WHOLESALE - 1.2%
400	Genuine Parts Co.			20,320
1,375	WW Grainger, Inc.			205,617
				225,937
	DIVERSIFIED FINANCIAL SERVICES - 1.3%
400	American Express Co.			17,960
4,600	Discover Financial Services			105,524
575	Franklin Resources, Inc.			54,993
900	Raymond James Financial, Inc.			23,364
2,900	SLM Corp.			36,105
				237,946

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	ELECTRIC - 2.2%
1,000	Alliant Energy Corp.			$ 38,680
3,800	Ameren Corp.			113,126
9,000	Duke Energy Corp.			179,910
2,300	Pepco Holdings, Inc.			43,516
1,300	Wisconsin Energy Corp.			40,677
				415,909
	ELECTRONICS - 0.4%
400	Tech Data Corp. *			17,292
400	Tyco International Ltd.			16,300
3,800	Vishay Intertechnology, Inc. *			31,768
				65,360
	ENGINEERING & CONSTRUCTION - 0.6%
800	Chicago Bridge & Iron Co. NV			22,904
750	Fluor Corp.			34,913
2,000	KBR, Inc.			47,260
				105,077
	FOOD - 1.6%
750	Corn Products International, Inc.			29,430
1,100	Hershey Co.			65,164
2,700	Hormel Foods Corp.			72,954
3,800	Kroger Co.			83,448
1,200	Sara Lee Corp.			19,620
1,000	Sysco Corp.			25,900
				296,516
	FOREST PRODUCTS & PAPER - 0.6%
1,175	Domtar Corp.			80,100
1,500	International Paper Co.			34,875
				114,975
	GAS - 0.5%
1,000	Atmos Energy Corp.			32,450
2,500	NiSource, Inc.			53,450
				85,900
	HEALTHCARE-PRODUCTS - 2.9%
1,200	Becton Dickinson and Co.			87,984
4,300	Boston Scientific Corp. *			25,413
1,400	DENTSPLY International, Inc.			42,966
5,855	Johnson & Johnson			373,022
				529,385
	HEALTHCARE-SERVICES - 1.3%
1,600	Aetna, Inc.			58,160
1,900	Humana, Inc.			138,187
900	UnitedHealth Group, Inc.			41,508
				237,855

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	HOME FURNISHINGS - 0.3%
1,050	Tempur-Pedic International, Inc. *			$ 55,240

	HOUSEHOLD PRODUCTS/WARES - 0.3%
700	Kimberly-Clark Corp.			49,707

	INSURANCE - 2.6%
925	ACE Ltd.			56,055
1,100	Allied World Assurance Co. Holdings Ltd.			59,081
700	Arch Capital Group Ltd. *			22,873
3,200	Assurant, Inc.			114,560
700	Berkshire Hathaway, Inc. *			49,728
900	Chubb Corp.			53,991
600	Endurance Specialty Holdings Ltd.			20,490
1,400	MetLife, Inc.			39,214
900	Prudential Financial, Inc.			42,174
550	Travelers Cos., Inc.			26,802
				484,968
	INTERNET - 1.3%
550	F5 Networks, Inc. *			39,078
190	Google, Inc. - Cl. A *			97,732
700	IAC/InterActiveCorp *			27,685
60	priceline.com, Inc. *			26,968
1,900	VeriSign, Inc.			54,359
				245,822
	IRON/STEEL - 0.3%
1,200	Nucor Corp.			37,968
1,600	Steel Dynamics, Inc.			15,872
				53,840
	LEISURE TIME - 0.4%
1,100	Harley-Davidson, Inc.			37,763
550	Polaris Industries, Inc.			27,484
				65,247
	LODGING - 0.5%
825	Wynn Resorts Ltd.			94,941

	MACHINERY-CONSTRUCTION & MINING - 0.4%
575	Caterpillar, Inc.			42,458
500	Joy Global, Inc.			31,190
				73,648
	MACHINERY-DIVERSIFIED - 0.3%
750	Cummins, Inc.			61,245

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	MEDIA - 2.1%
3,800	CBS Corp.			$ 77,444
1,125	DIRECTV - Cl. A *			47,531
4,300	DISH Network Corp. *			107,758
650	Liberty Media Corp. - Capital *			42,978
10,300	Sirius XM Radio, Inc. *			15,553
2,700	Viacom, Inc. - Cl. B			104,598
				395,862
	METAL FABRICATE/HARDWARE - 0.7%
325	Precision Castparts Corp.			50,524
2,600	Timken Co.			85,332
				135,856
	MINING - 0.4%
3,300	Alcoa, Inc.			31,581
1,100	Freeport-McMoRan Copper & Gold, Inc. - Cl.B			33,495
				65,076
	MISCELLANEOUS MANUFACTURING - 1.2%
900	Eaton Corp.			31,950
10,500	General Electric Co.			160,020
550	Parker Hannifin Corp.			34,722
				226,692
	OIL & GAS - 6.2%
400	Apache Corp.			32,096
1,500	Cabot Oil & Gas Corp.			92,865
3,625	Chevron Corp.			335,385
2,600	ConocoPhillips			164,632
400	Devon Energy Corp.			22,176
350	Energen Corp.			14,312
3,315	Exxon Mobil Corp.			240,768
500	Marathon Oil Corp.			10,790
250	Marathon Petroleum Corp.			6,765
850	Noble Energy, Inc.			60,180
6,000	Patterson-UTI Energy, Inc.			104,040
4,100	Valero Energy Corp.			72,898
				1,156,907
	OIL & GAS SERVICES - 0.7%
1,550	Halliburton Co.			47,306
700	National Oilwell Varco, Inc.			35,854
500	SEACOR Holdings, Inc.			40,105
				123,265

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	PHARMACEUTICALS - 3.3%
2,700	AmerisourceBergen Corp.			$ 100,629
900	Cardinal Health, Inc.			37,692
2,150	Eli Lilly & Co.			79,485
1,900	Herbalife Ltd.			101,840
300	Mead Johnson Nutrition Co. - Cl. A			20,649
850	Medco Health Solutions, Inc. *			39,856
12,808	Pfizer, Inc.			226,445
				606,596
	REITS - 1.9%
4,300	Annaly Capital Management, Inc.			71,509
2,200	Brandywine Realty Trust			17,622
11,500	Chimera Investment Corp.			31,855
1,575	CommonWealth REIT			29,878
1,500	Hospitality Properties Trust			31,845
1,375	Public Storage			153,106
225	Simon Property Group, Inc.			24,746
				360,561
	RETAIL - 3.2%
350	Bed Bath & Beyond, Inc. *			20,059
3,200	Brinker International, Inc.			66,944
850	Costco Wholesale Corp.			69,802
400	Dillard's, Inc.			17,392
1,600	Macy's, Inc.			42,112
350	McDonald's Corp.			30,737
800	Ross Stores, Inc.			62,952
500	Signet Jewelers Ltd. *			16,900
1,800	TJX Cos., Inc.			99,846
300	Ulta Salon Cosmetics & Fragrance, Inc. *			18,669
900	Wal-Mart Stores, Inc.			46,710
1,000	Walgreen Co.			32,890
1,950	Williams-Sonoma, Inc.			60,040
				585,053
	SEMICONDUCTORS - 1.5%
2,350	Altera Corp.			74,095
1,350	Analog Devices, Inc.			42,187
3,300	Intel Corp.			70,389
22,900	LSI Corp. *			118,622
				305,293
	SOFTWARE - 2.2%
500	Intuit, Inc. *			23,720
7,840	Microsoft Corp.			195,138
5,700	Oracle Corp.			163,818
400	Solera Holdings, Inc.			20,200
				402,876

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares				Value
	TELECOMMUNICATIONS - 3.7%
1,200	Amdocs Ltd. *			$ 32,544
2,300	AT&T, Inc.			65,596
198	Aviat Networks, Inc. *			465
700	Crown Castle International Corp. *			28,469
1,400	EchoStar Corp. *			31,654
600	Motorola Solutions, Inc.			25,140
4,350	QUALCOMM, Inc.			211,540
8,000	Verizon Communications, Inc.			294,400
				689,808
	TOYS/GAMES/HOBBIES - 0.3%
2,300	Mattel, Inc.			59,547

	TRANSPORTATION - 0.9%
1,300	CSX Corp.			24,271
1,100	Norfolk Southern Corp.			67,122
1,250	United Parcel Service, Inc. - Cl. B			78,937
				170,330
	WATER - 0.2%
1,000	American Water Works Co., Inc.			30,180

	TOTAL COMMON STOCK (Cost - $12,869,006)			12,711,179

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 29.7%
	AGRICULTURE - 0.1%
$ 10,000	Altria Group, Inc.	9.7000	11/10/2018	$ 13,197

	BANKS - 0.5%
25,000	Bank of America Corp.	5.0000	5/13/2021	22,373
15,000	Citigroup, Inc.	5.3750	8/9/2020	15,536
15,000	Goldman Sachs Group, Inc.	5.2500	7/27/2021	14,799
20,000	JPMorgan Chase & Co.	4.6250	5/10/2021	20,446
10,000	JPMorgan Chase & Co.	6.0000	1/15/2018	11,091
20,000	Wells Fargo & Co.	4.6000	4/1/2021	21,333
				105,578
	BEVERAGES - 0.4%
15,000	Anheuser-Busch InBev Worldwide, Inc.	5.3750	1/15/2020	17,422
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	34,118
25,000	PepsiCo, Inc.	2.5000	5/10/2016	25,867
				77,407
	BIOTECHNOLOGY - 0.1%
15,000	Amgen, Inc.	4.1000	6/15/2021	16,108

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	$ 13,659

	COMMERCIAL MBS - 0.9%
56,754	GE Capital Commercial Mortgage Corp. 2002-2A A2	4.9700	8/11/2036	57,046
55,000	Greenwich Capital Commercial Funding Corp. 2004-GG1 A7	5.3170	6/10/2036	58,503
55,417	JP Morgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.0500	12/12/2034	56,932
				172,481
	COMPUTERS - 0.3%
30,000	Hewlett-Packard Co.	4.5000	3/1/2013	31,223
15,000	International Business Machines Corp.	5.6000	11/30/2039	18,414
				49,637
	COSMETICS/PERSONAL CARE - 0.1%
10,000	Procter & Gamble Co.	5.5500	3/5/2037	12,771

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
35,000	American Express Co.	7.2500	5/20/2014	39,551
40,000	General Electric Capital Corp.	2.9500	5/9/2016	40,044
10,000	General Electric Capital Corp.	6.7500	3/15/2032	11,275
				90,870
	ELECTRIC - 0.6%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	13,585
15,000	Dominion Resources, Inc.	4.4500	3/15/2021	16,274
15,000	Duke Energy Corp.	3.5500	9/15/2021	14,927
50,000	Florida Power & Light Co.	4.8500	2/1/2013	52,420
15,000	Georgia Power Co.	5.4000	6/1/2040	17,502
				114,708
	FOOD - 0.4%
10,000	Kellogg Co.	7.4500	4/1/2031	14,200
15,000	Kraft Foods, Inc.	5.3750	2/10/2020	16,946
15,000	Kroger Co.	5.5000	2/1/2013	15,800
35,000	Kroger Co.	6.7500	4/15/2012	36,045
				82,991
	INSURANCE - 0.1%
15,000	Berkshire Hathaway, Inc.	3.7500	8/15/2021	15,218

	MEDIA - 0.1%
25,000	Comcast Corp.	5.9000	3/15/2016	28,402

	MISCELLANEOUS MANUFACTURING - 0.2%
30,000	Honeywell International, Inc.	4.2500	3/1/2013	31,481

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	OIL & GAS - 0.1%
$ 10,000	ConocoPhillips	4.6000	1/15/2015	$ 10,955

	PHARMACEUTICALS - 0.4%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,643
50,000	Wyeth	5.5000	3/15/2013	53,438
				72,081
	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	15,582
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	49,483
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,682
				77,747
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	13,431
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	19,827
				33,258
	TELECOMMUNICATIONS - 0.5%
15,000	AT&T, Inc.	3.8750	8/15/2021	15,410
50,000	AT&T, Inc.	6.7000	11/15/2013	55,462
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,086
				96,958
	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	20,147

	US GOVERNMENT - 3.3%
410,000	United States Treasury Bond	3.5000	2/15/2039	457,198
140,000	United States Treasury Note	2.7500	2/28/2018	152,726
				609,924
	US GOVERNMENT AGENCY - 4.4%
165,000	Federal Home Loan Banks	5.2500	6/18/2014	185,622
100,000	Federal Home Loan Banks	5.3750	5/18/2016	119,026
45,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	50,815
140,000	Federal National Mortgage Association	5.0000	5/11/2017	166,208
145,000	Federal National Mortgage Association	5.3750	7/15/2016	173,055
95,000	Federal National Mortgage Association	5.3750	6/12/2017	114,807
				809,533
	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 15.9%
$ 57,986	Fannie Mae Pool	4.0000	5/1/2014	$ 60,274
144,668	Fannie Mae Pool	4.0000	8/1/2019	153,056
9,357	Fannie Mae Pool	4.0000	10/1/2020	9,885
64,843	Fannie Mae Pool	4.0000	3/1/2021	68,594
139,596	Fannie Mae Pool	4.0000	5/1/2021	147,671
23,309	Fannie Mae Pool	4.0000	2/1/2022	24,590
23,816	Fannie Mae Pool	4.0000	2/1/2025	25,151
60,658	Fannie Mae Pool	4.0000	7/1/2025	64,059
94,527	Fannie Mae Pool	4.0000	10/1/2040	99,464
37,780	Fannie Mae Pool	4.0000	11/1/2040	39,754
73,251	Fannie Mae Pool	4.0000	2/1/2041	77,076
35,871	Fannie Mae Pool	4.5000	11/1/2019	38,405
24,892	Fannie Mae Pool	4.5000	6/1/2024	26,506
27,103	Fannie Mae Pool	4.5000	6/1/2025	28,981
13,582	Fannie Mae Pool	4.5000	9/1/2035	14,491
107,458	Fannie Mae Pool	4.5000	3/1/2039	114,221
55,576	Fannie Mae Pool	4.5000	11/1/2039	59,345
194,837	Fannie Mae Pool	4.5000	10/1/2040	208,049
107,961	Fannie Mae Pool	4.5000	11/1/2040	115,241
59,814	Fannie Mae Pool	4.5000	5/1/2041	63,848
29,052	Fannie Mae Pool	5.0000	3/1/2023	31,316
79,080	Fannie Mae Pool	5.0000	9/1/2033	84,783
88,504	Fannie Mae Pool	5.0000	5/1/2035	95,549
8,094	Fannie Mae Pool	5.0000	10/1/2035	8,738
104,500	Fannie Mae Pool	5.0000	2/1/2036	112,760
73,016	Fannie Mae Pool	5.0000	6/1/2040	79,155
90,310	Fannie Mae Pool	5.0000	8/1/2041	97,943
27,637	Fannie Mae Pool	5.5000	6/1/2022	30,145
64,270	Fannie Mae Pool	5.5000	11/1/2035	70,170
68,456	Fannie Mae Pool	5.5000	12/1/2039	74,337
36,733	Fannie Mae Pool	6.0000	3/1/2036	40,654
21,855	Fannie Mae Pool	6.0000	3/1/2037	24,073
41,038	Fannie Mae Pool	6.0000	8/1/2037	45,104
14,247	Fannie Mae Pool	6.0000	5/1/2038	15,658
36,395	Fannie Mae Pool	6.0000	6/1/2038	39,986
29,374	Fannie Mae Pool	6.5000	3/1/2037	32,687
1,353	Fannie Mae Pool	7.0000	6/1/2029	1,540
85,000	Federal Home Loan Mortgage Corp.	4.3750	7/17/2015	95,956
165,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	189,844
44,511	Freddie Mac Gold Pool	4.5000	11/1/2018	47,553
29,725	Freddie Mac Gold Pool	5.0000	12/1/2020	32,099
20,540	Freddie Mac Gold Pool	5.5000	9/1/2036	22,368
90,221	Freddie Mac Gold Pool	5.5000	4/1/2038	97,742

	Jefferson National Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Par Value		Coupon Rate (%)	Maturity	Value
	US GOVERNMENT AGENCIES - MORTGAGE BACKED - 15.9% (Cont.)
$ 41,839	Freddie Mac Gold Pool	6.0000	1/1/2038	$ 45,987
25,758	Freddie Mac Gold Pool	6.0000	4/1/2038	28,312
59,860	Freddie Mac Gold Pool	6.0000	6/1/2038	65,966
				2,949,086

	TOTAL BONDS & NOTES (Cost - $5,296,917)			5,504,197

Shares
	SHORT-TERM INVESTMENTS - 2.6%
478,016	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $478,016) (a)			478,016

	TOTAL INVESTMENTS - 100.8% (Cost - $18,643,939) (b)			$ 18,693,392
	LIABILITIES LESS OTHER ASSETS - (0.8) %			(151,302)
	NET ASSETS - 100.0%			$ 18,542,090

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:		$ 1,183,108
		Unrealized depreciation:		(1,133,655)
		Net unrealized appreciation:		$ 49,453

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS
	September 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 99.3%
	ADVERTISING - 0.4%
8,300	Omnicom Group, Inc.	$ 305,772

	AEROSPACE/DEFENSE - 1.2%
2,350	Cubic Corp.	91,814
2,100	Goodrich Corp.	253,428
625	HEICO Corp.	30,775
6,900	L-3 Communications Holdings, Inc.	427,593
200	Moog, Inc. *	6,524
6,575	Orbital Sciences Corp. *	84,160
		894,294
	AGRICULTURE - 0.5%
300	Andersons, Inc.	10,098
3,000	Lorillard, Inc.	332,100
900	Universal Corp.	32,274
		374,472
	AIRLINES - 0.6%
1,900	Alaska Air Group, Inc. *	106,951
17,200	Delta Air Lines, Inc. *	129,000
9,700	United Continental Holdings, Inc. *	187,986
		423,937
	APPAREL - 1.3%
2,375	CROCS, Inc. *	56,216
200	Oxford Industries, Inc.	6,860
1,300	Ralph Lauren Corp.	168,610
925	True Religion Apparel, Inc. *	24,938
5,150	VF Corp.	625,828
1,400	Wolverine World Wide, Inc.	46,550
		929,002
	AUTO MANUFACTURERS - 0.0%
1,525	Wabash National Corp. *	7,274

	AUTO PARTS & EQUIPMENT - 0.5%
3,650	Dana Holding Corp. *	38,325
625	Miller Industries, Inc.	10,844
1,800	Standard Motor Products, Inc.	23,346
2,000	Tenneco, Inc. *	51,220
325	Titan International, Inc.	4,875
6,900	TRW Automotive Holdings Corp. *	225,837
		354,447

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	BANKS - 3.5%
7,100	Banco Latinoamericano de Comercio Exterior SA	$ 108,133
4,850	Bank of the Ozarks, Inc.	101,510
1,000	Cathay General Bancorp	11,380
875	Center Bancorp, Inc.	8,444
1,675	Chemical Financial Corp.	25,644
11,800	Commerce Bancshares, Inc.	410,050
1,100	Community Trust Bancorp, Inc.	25,619
2,300	Financial Institutions, Inc.	32,798
4,500	First Merchants Corp.	31,725
1,125	First Midwest Bancorp, Inc.	11,295
6,275	FNB Corp.	53,777
90,000	KeyCorp	533,700
1,600	MainSource Financial Group, Inc.	13,952
800	Nara Bancorp, Inc. *	4,856
58,900	Regions Financial Corp.	196,137
4,800	Republic Bancorp, Inc. - Cl. A	85,008
400	Signature Bank *	19,092
22,200	SunTrust Banks, Inc.	398,490
5,800	Susquehanna Bancshares, Inc.	31,726
3,200	SVB Financial Group *	118,400
1,900	Texas Capital Bancshares, Inc. *	43,415
300	Trustmark Corp.	5,445
1,250	UMB Financial Corp.	40,100
725	Walker & Dunlop, Inc. *	8,425
200	Washington Trust Bancorp, Inc.	3,956
5,900	Webster Financial Corp.	90,270
3,200	WesBanco, Inc.	55,392
5,900	Zions Bancorporation	83,013
		2,551,752
	BEVERAGES - 1.4%
5,000	Coca-Cola Enterprises, Inc.	124,400
17,300	Constellation Brands, Inc. *	311,400
1,000	Green Mountain Coffee Roasters, Inc. *	92,940
5,100	Hansen Natural Corp. *	445,179
2,700	National Beverage Corp.	40,932
325	Peet's Coffee & Tea, Inc. *	18,083
		1,032,934

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 1.7%
3,600	Alexion Pharmaceuticals, Inc. *	$ 230,616
2,375	AMAG Pharmaceuticals, Inc. *	35,055
3,000	Ariad Pharmaceuticals, Inc. *	26,370
7,300	Charles River Laboratories International, Inc. *	208,926
1,450	Cubist Pharmaceuticals, Inc. *	51,214
6,525	Enzo Biochem, Inc. *	16,769
1,500	Exelixis, Inc. *	8,190
1,450	Harvard Bioscience, Inc. *	6,119
5,250	Maxygen, Inc.	28,718
4,400	Medicines Co. *	65,472
2,800	Momenta Pharmaceuticals, Inc. *	32,200
15,500	Myriad Genetics, Inc. *	290,470
675	NPS Pharmaceuticals, Inc. *	4,394
2,725	RTI Biologics, Inc. *	8,965
6,500	United Therapeutics Corp. *	243,685
		1,257,163
	BUILDING MATERIALS - 0.1%
3,725	Gibraltar Industries, Inc. *	30,247
1,150	Simpson Manufacturing Co., Inc.	28,670
		58,917
	CHEMICALS - 2.5%
16,600	Cabot Corp.	411,348
2,350	CF Industries Holdings, Inc.	289,966
4,050	Eastman Chemical Co.	277,546
4,475	Innospec, Inc. *	108,340
500	NewMarket Corp.	75,935
700	PolyOne Corp.	7,497
4,000	PPG Industries, Inc.	282,640
1,900	Rockwood Holdings, Inc. *	64,011
475	Sensient Technologies Corp.	15,461
3,850	Spartech Corp. *	12,320
6,600	Westlake Chemical Corp.	226,248
		1,771,312

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 5.0%
650	Acacia Research - Acacia Technologies *	$ 23,394
300	Accretive Health, Inc. *	6,369
11,025	Advance America Cash Advance Centers, Inc.	81,144
6,400	Alliance Data Systems Corp. *	593,280
300	American Public Education, Inc. *	10,200
200	Arbitron, Inc.	6,616
3,825	AVEO Pharmaceuticals, Inc. *	58,867
4,200	Bridgepoint Education, Inc. *	73,248
500	Capella Education Co. *	14,190
2,550	Cardtronics, Inc. *	58,446
1,500	Corporate Executive Board Co.	44,700
2,600	CRA International, Inc. *	52,026
1,675	Deluxe Corp.	31,155
1,400	Euronet Worldwide, Inc. *	22,036
5,100	Gartner, Inc. *	177,837
9,000	Global Payments, Inc.	363,510
1,700	Heartland Payment Systems, Inc.	33,524
450	Hillenbrand, Inc.	8,280
3,500	Insperity, Inc.	77,875
5,200	ITT Educational Services, Inc. *	299,416
3,800	Kelly Services, Inc.	43,320
11,500	Manpower, Inc.	386,630
2,600	MAXIMUS, Inc.	90,740
4,700	Moody's Corp.	143,115
3,200	Paychex, Inc.	84,384
1,700	Rollins, Inc.	31,807
1,650	Sotheby's	45,490
1,300	Standard Parking Corp. *	20,332
3,100	Team Health Holdings, Inc. *	50,902
3,400	Towers Watson & Co.	203,252
2,075	Viad Corp.	35,234
1,450	Weight Watchers International, Inc.	84,462
21,000	Western Union Co.	321,090
500	Wright Express Corp. *	19,020
		3,595,891

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	COMPUTERS - 2.6%
1,700	CACI International, Inc. - Cl. A *	$ 84,898
59,500	Cadence Design Systems, Inc. *	549,780
750	Cray, Inc. *	3,983
1,400	Dynamics Research Corp. *	12,488
2,650	Electronics for Imaging, Inc. *	35,696
1,075	Immersion Corp. *	6,429
4,300	Magma Design Automation, Inc. *	19,565
1,350	Manhattan Associates, Inc. *	44,658
950	MTS Systems Corp.	29,108
35,200	NCR Corp. *	594,528
3,850	Ness Technologies, Inc. *	29,491
4,500	Silicon Graphics International Corp. *	53,640
1,300	Spansion, Inc. *	15,886
6,500	Teradata Corp. *	347,945
4,675	Xyratex Ltd.	43,337
		1,871,432
	COSMETICS/PERSONAL CARE - 0.4%
1,975	Elizabeth Arden, Inc. *	56,169
2,775	Estee Lauder Cos., Inc.	243,756
		299,925
	DISTRIBUTION/WHOLESALE - 1.1%
3,425	Brightpoint, Inc. *	31,544
6,800	Genuine Parts Co.	345,440
600	MWI Veterinary Supply, Inc. *	41,292
2,325	Owens & Minor, Inc.	66,216
1,900	Pool Corp.	49,742
1,900	United Stationers, Inc.	51,775
375	Watsco, Inc.	19,163
1,150	WW Grainger, Inc.	171,971
		777,143
	DIVERSIFIED FINANCIAL SERVICES - 2.4%
2,100	Asta Funding, Inc.	17,031
225	Cohen & Steers, Inc.	6,469
41,500	Discover Financial Services	952,010
1,275	Imperial Holdings, Inc. *	3,060
750	National Financial Partners Corp. *	8,205
7,625	Nelnet, Inc. - Cl. A	143,197
3,100	Raymond James Financial, Inc.	80,476
22,700	SLM Corp.	282,615
8,000	Waddell & Reed Financial, Inc.	200,080
2,300	Walter Investment Management Corp.	52,739
100	World Acceptance Corp. *	5,595
		1,751,477

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	ELECTRIC - 5.2%
38,800	AES Corp. *	$ 378,688
10,600	Alliant Energy Corp.	410,008
28,900	Ameren Corp.	860,353
1,100	Avista Corp.	26,235
2,000	Cleco Corp.	68,280
4,800	Consolidated Edison, Inc.	273,696
800	El Paso Electric Co.	25,672
600	MGE Energy, Inc.	24,402
8,100	Northeast Utilities	272,565
9,200	OGE Energy Corp.	439,668
33,100	Pepco Holdings, Inc.	626,252
1,050	PNM Resources, Inc.	17,252
6,600	Portland General Electric Co.	156,354
975	Unisource Energy Corp.	35,188
3,300	Wisconsin Energy Corp.	103,257
		3,717,870
	ELECTRICAL COMPONENT & EQUIPMENT - 0.2%
2,450	Belden, Inc.	63,185
1,850	Coleman Cable, Inc. *	15,651
1,525	EnerSys *	30,531
		109,367
	ELECTRONICS - 1.7%
200	Coherent, Inc. *	8,592
1,125	Electro Scientific Industries, Inc. *	13,376
800	FARO Technologies, Inc. *	25,240
500	FEI Co. *	14,980
800	II-VI, Inc. *	14,000
23,000	Jabil Circuit, Inc.	409,170
1,600	Newport Corp. *	17,296
300	Park Electrochemical Corp.	6,411
14,900	PerkinElmer, Inc.	286,229
2,900	Tech Data Corp. *	125,367
33,100	Vishay Intertechnology, Inc. *	276,716
		1,197,377
	ENERGY-ALTERNATE SOURCES - 0.0%
500	REX American Resources Corp. *	8,440

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	ENGINEERING & CONSTRUCTION - 1.9%
6,800	Chicago Bridge & Iron Co. NV	$ 194,684
2,300	Dycom Industries, Inc. *	35,190
5,500	EMCOR Group, Inc. *	111,815
1,200	Exponent, Inc. *	49,596
9,400	Fluor Corp.	437,570
17,600	KBR, Inc.	415,888
2,225	MasTec, Inc. *	39,182
1,925	Michael Baker Corp. *	36,825
1,750	Tutor Perini Corp.	20,108
		1,340,858
	ENTERTAINMENT - 0.0%
900	Cinemark Holdings, Inc.	16,992
800	International Speedway Corp.	18,272
		35,264
	ENVIRONMENTAL CONTROL - 0.1%
1,000	Clean Harbors, Inc. *	51,300
2,200	Darling International, Inc. *	27,698
		78,998
	FOOD - 2.6%
4,650	B&G Foods, Inc.	77,562
4,500	ConAgra Foods, Inc.	108,990
6,600	Corn Products International, Inc.	258,984
100	Diamond Foods, Inc.	7,979
1,350	Fresh Del Monte Produce, Inc.	31,320
5,600	Hershey Co.	331,744
25,800	Hormel Foods Corp.	697,116
500	Ingles Markets, Inc.	7,120
11,600	Sara Lee Corp.	189,660
4,900	Smart Balance, Inc. *	28,910
10,300	SUPERVALU, Inc.	68,598
5,475	Winn-Dixie Stores, Inc. *	32,412
		1,840,395
	FOREST PRODUCTS & PAPER - 1.4%
4,300	Buckeye Technologies, Inc.	103,673
8,150	Domtar Corp.	555,585
13,600	International Paper Co.	316,200
1,575	PH Glatfelter Co.	20,806
		996,264

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	GAS - 1.4%
1,500	Laclede Group, Inc.	$ 58,125
925	New Jersey Resources Corp.	39,377
30,200	NiSource, Inc.	645,676
1,900	Sempra Energy	97,850
1,375	Southwest Gas Corp.	49,734
2,850	WGL Holdings, Inc.	111,349
		1,002,111
	HAND/MACHINE TOOLS - 1.7%
1,000	Franklin Electric Co., Inc.	36,280
24,400	Kennametal, Inc.	798,856
2,800	Lincoln Electric Holdings, Inc.	81,228
2,600	Snap-on, Inc.	115,440
3,900	Stanley Black & Decker, Inc.	191,490
		1,223,294
	HEALTHCARE-PRODUCTS - 3.6%
1,975	Align Technology, Inc. *	29,961
1,700	Arthrocare Corp. *	48,909
100	Atrion Corp.	20,739
2,825	Cepheid, Inc. *	109,695
7,100	Cooper Cos., Inc.	561,965
10,700	DENTSPLY International, Inc.	328,383
200	Genomic Health, Inc. *	4,396
3,400	Greatbatch, Inc. *	68,034
200	Haemonetics Corp. *	11,696
12,150	Hansen Medical, Inc. *	40,338
600	ICU Medical, Inc. *	22,080
300	Integra LifeSciences Holdings Corp. *	10,731
1,675	Invacare Corp.	38,592
1,300	Kinetic Concepts, Inc. *	85,657
1,700	Luminex Corp. *	37,689
825	Orthofix International NV *	28,471
675	PSS World Medical, Inc. *	13,291
6,175	Sirona Dental Systems, Inc. *	261,882
1,400	Spectranetics Corp. *	9,996
3,150	Techne Corp.	214,231
14,000	Thoratec Corp. *	456,960
1,000	West Pharmaceutical Services, Inc.	37,100
2,400	Zimmer Holdings, Inc. *	128,400
825	Zoll Medical Corp. *	31,136
		2,600,332

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	HEALTHCARE-SERVICES - 2.5%
6,425	Centene Corp. *	$ 184,205
15,000	Health Net, Inc. *	355,650
15,400	Humana, Inc.	1,120,042
2,075	Kindred Healthcare, Inc. *	17,887
800	Magellan Health Services, Inc. *	38,640
575	Medcath Corp. *	7,981
5,550	Metropolitan Health Networks, Inc. *	25,197
300	Molina Healthcare, Inc. *	4,632
1,800	Universal American Corp.	18,108
1,375	WellCare Health Plans, Inc. *	52,222
		1,824,564
	HOLDING COMPANIES-DIVERSIFIED - 0.6%
20,600	Leucadia National Corp.	467,208

	HOME FURNISHINGS - 0.7%
1,500	Kimball International, Inc.	7,290
12,175	Select Comfort Corp. *	170,085
6,500	Tempur-Pedic International, Inc. *	341,965
		519,340
	HOUSEHOLD PRODUCTS/WARES - 0.3%
4,200	American Greetings Corp.	77,700
1,900	Church & Dwight Co., Inc.	83,980
400	CSS Industries, Inc.	6,672
425	WD-40 Co.	16,932
		185,284
	HOUSEWARES - 0.2%
3,600	Toro Co.	177,372

	INSURANCE - 4.9%
6,600	Allied World Assurance Co. Holdings AG	354,486
6,100	Amtrust Financial Services, Inc.	135,786
12,800	Arch Capital Group Ltd. *	418,240
9,900	Assurant, Inc.	354,420
1,475	CNO Financial Group, Inc. *	7,980
2,375	Crawford & Co.	12,730
11,700	Endurance Specialty Holdings Ltd.	399,555
1,100	FBL Financial Group, Inc.	29,282
4,175	First American Financial Corp.	53,440
21,800	Hartford Financial Services Group, Inc.	351,852
6,600	Lincoln National Corp.	103,158
27,100	Progressive Corp.	481,296
8,400	Protective Life Corp.	131,292
2,600	RLI Corp.	165,308

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	INSURANCE - 4.9% (Cont.)
3,025	Stewart Information Services Corp.	$ 26,741
10,650	Symetra Financial Corp.	86,797
2,700	Torchmark Corp.	94,122
17,400	XL Group Plc	327,120
		3,533,605
	INTERNET - 1.6%
800	Ancestry.com, Inc. *	18,800
1,000	BroadSoft, Inc. *	30,350
500	ePlus, Inc. *	12,335
3,600	F5 Networks, Inc. *	255,780
1,075	Global Sources Ltd. *	7,278
8,700	IAC/InterActiveCorp *	344,085
8,900	Infospace, Inc. *	74,404
4,050	Keynote Systems, Inc.	85,576
1,000	Liquidity Services, Inc. *	32,070
1,025	Netflix, Inc. *	115,989
4,425	NIC, Inc.	50,666
725	Travelzoo, Inc. *	15,943
5,100	VeriSign, Inc.	145,911
		1,189,187
	INVESTMENT COMPANIES - 0.0%
1,700	Apollo Investment Corp.	12,784

	IRON/STEEL - 1.1%
3,850	Cliffs Natural Resources, Inc.	197,004
975	Metals USA Holdings Corp. *	8,726
10,000	Nucor Corp.	316,400
5,100	Reliance Steel & Aluminum Co.	173,451
7,000	Steel Dynamics, Inc.	69,440
		765,021
	LEISURE TIME - 1.0%
4,000	Arctic Cat, Inc. *	57,960
625	Brunswick Corp.	8,775
850	Johnson Outdoors, Inc. - Cl. A *	13,073
11,900	Polaris Industries, Inc.	594,643
8,800	Town Sports International Holdings, Inc. *	63,888
		738,339
	LODGING - 0.9%
750	Ameristar Casinos, Inc.	12,038
5,725	Wynn Resorts Ltd.	658,833
		670,871

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	MACHINERY-CONSTRUCTION & MINING - 0.1%
2,800	Astec Industries, Inc. *	$ 81,984

	MACHINERY-DIVERSIFIED - 0.8%
5,600	AGCO Corp. *	193,592
700	Applied Industrial Technologies, Inc.	19,012
400	Cascade Corp.	13,356
200	Chart Industries, Inc. *	8,434
3,000	CNH Global NV *	78,720
2,075	Hurco Cos., Inc. *	42,122
350	iRobot Corp. *	8,806
100	Middleby Corp. *	7,046
1,600	NACCO Industries, Inc.	101,440
1,650	Sauer-Danfoss, Inc. *	47,685
400	Tennant Co.	14,148
1,525	Twin Disc, Inc.	40,672
		575,033
	MEDIA - 2.0%
1,550	Belo Corp.	7,580
25,700	CBS Corp.	523,766
14,700	DISH Network Corp. *	368,382
8,125	Entercom Communications Corp. - Cl. A *	42,656
2,000	Fisher Communications, Inc. *	44,680
3,300	John Wiley & Sons, Inc.	146,586
1,725	Sinclair Broadcast Group, Inc.	12,368
178,000	Sirius XM Radio, Inc. *	268,780
		1,414,798
	METAL FABRICATE/HARDWARE - 1.5%
48,100	Commercial Metals Co.	457,431
1,275	Haynes International, Inc.	55,399
750	Sun Hydraulics Corp.	15,285
12,400	Timken Co.	406,968
10,075	Worthington Industries, Inc.	140,748
		1,075,831
	MINING - 0.1%
775	Coeur d'Alene Mines Corp. *	16,616
3,650	Noranda Aluminum Holding Corp. *	30,478
		47,094

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 1.7%
3,075	Actuant Corp.	$ 60,731
1,550	American Railcar Industries, Inc. *	23,839
1,700	Brink's Co.	39,627
200	CLARCOR, Inc.	8,276
2,550	Colfax Corp. *	51,663
1,900	Cooper Industries PLC	87,628
15,100	Eaton Corp.	536,050
1,200	GP Strategies Corp. *	11,988
1,525	Hexcel Corp. *	33,794
875	John Bean Technologies Corp.	12,478
100	Koppers Holdings, Inc.	2,561
2,900	LSB Industries, Inc. *	83,143
1,725	Lydall, Inc. *	15,353
4,625	Movado Group, Inc.	56,332
1,900	Pall Corp.	80,560
1,725	Park-Ohio Holdings Corp. *	20,717
2,775	Sturm Ruger & Co., Inc.	72,094
		1,196,834
	OFFICE FURNISHINGS - 0.2%
2,800	Herman Miller, Inc.	50,008
2,000	Knoll, Inc.	27,400
4,950	Steelcase, Inc.	31,235
		108,643
	OIL & GAS - 4.8%
100	Apco Oil and Gas International, Inc.	7,442
4,600	Atwood Oceanics, Inc. *	158,056
875	Berry Petroleum Co.	30,958
500	Bill Barrett Corp. *	18,120
12,800	Cabot Oil & Gas Corp.	792,448
4,725	Callon Petroleum Co. *	18,286
3,950	CVR Energy, Inc. *	83,503
10,400	Energen Corp.	425,256
375	Energy XXI Bermuda Ltd. *	8,044
1,600	Gulfport Energy Corp. *	38,688
4,688	HollyFrontier Corp.	122,919
2,200	Noble Energy, Inc.	155,760
15,900	Patterson-UTI Energy, Inc.	275,706
325	Pioneer Drilling Co. *	2,334
1,750	Rosetta Resources, Inc. *	59,885
4,700	SM Energy Co.	285,055
3,900	Stone Energy Corp. *	63,219
9,800	Tesoro Corp. *	190,806
3,600	Unit Corp. *	132,912

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	OIL & GAS - 4.8% (Cont.)
11,000	Vaalco Energy, Inc. *	$ 53,460
26,200	Valero Energy Corp.	465,836
2,000	W&T Offshore, Inc.	27,520
4,150	Western Refining, Inc. *	51,709
		3,467,922
	OIL & GAS SERVICES - 0.8%
2,475	Basic Energy Services, Inc. *	35,046
2,200	Complete Production Services, Inc. *	41,470
8,000	Flotek Industries, Inc. *	37,360
2,350	Helix Energy Solutions Group, Inc. *	30,785
4,200	Key Energy Services, Inc. *	39,858
3,250	Matrix Service Co. *	27,658
900	Mitcham Industries, Inc. *	10,080
4,700	SEACOR Holdings, Inc.	376,987
500	Tesco Corp. *	5,800
		605,044
	PACKAGING & CONTAINERS - 0.1%
4,800	Sealed Air Corp.	80,160

	PHARMACEUTICALS - 3.5%
900	Akorn, Inc. *	7,029
500	Alkermes Plc *	7,630
10,500	AmerisourceBergen Corp.	391,335
8,400	Cornerstone Therapeutics, Inc. *	53,760
1,375	Depomed, Inc. *	7,425
17,000	Herbalife Ltd.	911,200
425	Impax Laboratories, Inc. *	7,612
3,225	Jazz Pharmaceuticals, Inc. *	133,902
225	Medicis Pharmaceutical Corp.	8,208
400	Medivation, Inc. *	6,792
3,275	Nature's Sunshine Products, Inc. *	46,112
7,475	Neurocrine Biosciences, Inc. *	44,700
7,050	Omega Protein Corp. *	64,014
1,650	Questcor Pharmaceuticals, Inc. *	44,979
6,500	Spectrum Pharmaceuticals, Inc. *	49,595
550	Targacept, Inc. *	8,250
150	USANA Health Sciences, Inc. *	4,125
3,475	Viropharma, Inc. *	62,793
10,000	Watson Pharmaceuticals, Inc. *	682,500
		2,541,961
	PIPELINES - 0.5%
14,100	Spectra Energy Corp.	345,873

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	PRIVATE EQUITY - 0.1%
5,900	Gladstone Investment Corp.	$ 40,120

	REAL ESTATE - 0.0%
1,350	HFF, Inc. - Cl. A *	11,799
650	Sovran Self Storage, Inc.	24,161
		35,960
	REITS - 7.8%
250	American Campus Communities, Inc.	9,303
17,400	American Capital Agency Corp.	471,540
30,100	Annaly Capital Management, Inc.	500,563
21,750	Anworth Mortgage Asset Corp.	147,900
3,375	ARMOUR Residential REIT, Inc.	22,950
11,500	Ashford Hospitality Trust, Inc.	80,730
1,400	AvalonBay Communities, Inc.	159,670
4,025	Boston Properties, Inc.	358,627
6,600	Brandywine Realty Trust	52,866
3,800	Camden Property Trust	209,988
6,200	CBL & Associates Properties, Inc.	70,432
27,300	CommonWealth REIT	517,881
3,500	Coresite Realty Corp.	50,225
400	Equity Lifestyle Properties, Inc.	25,080
550	Equity One, Inc.	8,723
4,200	Equity Residential	217,854
1,500	Hatteras Financial Corp.	37,740
6,600	HCP, Inc.	231,396
3,300	Health Care REIT, Inc.	154,440
1,300	Highwoods Properties, Inc.	36,738
600	Home Properties, Inc.	34,056
4,500	Hospitality Properties Trust	95,535
1,600	Invesco Mortgage Capital, Inc.	22,608
12,600	Kimco Realty Corp.	189,378
475	LTC Properties, Inc.	12,027
4,500	Macerich Co.	191,835
5,500	MFA Financial, Inc.	38,610
3,500	Parkway Properties, Inc.	38,535
3,625	Post Properties, Inc.	125,932
2,000	PS Business Parks, Inc.	99,080
6,600	Rayonier, Inc.	242,814
4,200	SL Green Realty Corp.	244,230
12,800	Sunstone Hotel Investors, Inc. *	72,832
2,625	Tanger Factory Outlet Centers	68,276
15,900	Two Harbors Investment Corp.	140,397
400	Universal Health Realty Income Trust	13,444

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	REITS - 7.8% (Cont.)
7,500	Ventas, Inc.	$ 370,500
3,774	Vornado Realty Trust	281,616
		5,646,351
	RETAIL - 6.5%
400	ANN, Inc. *	9,136
2,550	AutoZone, Inc. *	813,934
6,800	Bed Bath & Beyond, Inc. *	389,708
22,300	Brinker International, Inc.	466,516
1,500	Cash America International, Inc.	76,740
100	Coinstar, Inc. *	4,000
12,425	Conn's, Inc. *	89,211
4,700	Dillard's, Inc.	204,356
4,525	Domino's Pizza, Inc. *	123,306
4,700	DSW, Inc. - Cl. A	217,046
4,900	Express, Inc.	99,421
1,625	Ezcorp, Inc. *	46,377
1,850	First Cash Financial Services, Inc. *	77,607
21,200	Foot Locker, Inc.	425,908
200	Genesco, Inc. *	10,306
400	GNC Holdings, Inc. - Cl. A *	8,048
300	Group 1 Automotive, Inc.	10,665
200	Hibbett Sports, Inc. *	6,778
2,350	HSN, Inc. *	77,855
2,800	Ltd Brands, Inc.	107,828
1,250	Nu Skin Enterprises, Inc.	50,650
800	Papa John's International, Inc. *	24,320
2,575	PC Connection, Inc. *	20,549
5,325	Penske Automotive Group, Inc.	85,200
6,700	PetSmart, Inc.	285,755
1,800	Pier 1 Imports, Inc. *	17,604
1,300	Pricesmart, Inc.	81,016
1,125	Red Robin Gourmet Burgers, Inc. *	27,101
2,050	Ross Stores, Inc.	161,314
5,200	Saks, Inc. *	45,500
5,600	Signet Jewelers Ltd. *	189,280
3,950	Susser Holdings Corp. *	78,723
1,100	Systemax, Inc. *	13,992
5,400	Tractor Supply Co.	337,770
1,125	Vitamin Shoppe, Inc. *	42,120
		4,725,640
	SAVINGS & LOANS - 0.0%
2,300	Provident Financial Services, Inc.	24,725

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	SEMICONDUCTORS - 3.3%
26,000	Altera Corp.	$ 819,780
11,900	Analog Devices, Inc.	371,875
13,100	Avago Technologies Ltd.	429,287
700	Ceva, Inc. *	17,017
5,100	Cypress Semiconductor Corp. *	76,347
2,125	Exar Corp. *	12,134
875	GT Advanced Technologies, Inc. *	6,143
1,325	Hittite Microwave Corp. *	64,527
2,975	Integrated Device Technology, Inc. *	15,321
4,500	IXYS Corp. *	48,960
2,500	KLA-Tencor Corp.	95,700
2,200	Kulicke & Soffa Industries, Inc. *	16,412
5,275	Lattice Semiconductor Corp. *	27,694
25,700	LSI Corp. *	133,126
2,825	LTX-Credence Corp. *	14,944
1,625	Microsemi Corp. *	25,968
1,050	Netlogic Microsystems, Inc. *	50,515
1,775	Omnivision Technologies, Inc. *	24,921
4,600	Photronics, Inc. *	22,908
6,225	Richardson Electronics Ltd.	84,722
350	Semtech Corp. *	7,385
1,575	Veeco Instruments, Inc. *	38,430
		2,404,116
	SOFTWARE - 2.9%
1,800	ACI Worldwide, Inc. *	49,572
11,500	Activision Blizzard, Inc.	136,850
1,800	ANSYS, Inc. *	88,272
5,025	Aspen Technology, Inc. *	76,732
425	Blackbaud, Inc.	9,465
550	Blackboard, Inc. *	24,563
38,400	CA, Inc.	745,344
2,400	Cerner Corp. *	164,448
1,400	CommVault Systems, Inc. *	51,884
250	Computer Programs & Systems, Inc.	16,538
2,000	Digi International, Inc. *	22,000
8,400	Electronic Arts, Inc. *	171,780
3,400	Intuit, Inc. *	161,296
100	MicroStrategy, Inc. - Cl. A *	11,407
2,300	Monotype Imaging Holdings, Inc. *	27,899
700	NetSuite, Inc. *	18,907
3,200	Opnet Technologies, Inc.	111,712
880	QAD, Inc. *	9,407
550	Quality Systems, Inc.	53,350

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	SOFTWARE - 2.9% (Cont.)
1,825	SolarWinds, Inc. *	$ 40,187
1,900	SYNNEX Corp. *	49,780
600	Take-Two Interactive Software, Inc. *	7,632
300	Tyler Technologies, Inc. *	7,584
250	Ultimate Software Group, Inc. *	11,680
		2,068,289
	TELECOMMUNICATIONS - 2.6%
900	8x8, Inc. *	3,663
3,300	Acme Packet, Inc. *	140,547
800	ADTRAN, Inc.	21,168
2,300	Anixter International, Inc.	109,112
2,500	Calix, Inc. *	19,500
900	Comtech Telecommunications Corp.	25,281
3,100	Crown Castle International Corp. *	126,077
6,325	Fairpoint Communications, Inc. *	27,198
2,375	Globecomm Systems, Inc. *	32,086
1,775	HickoryTech Corp.	17,076
975	InterDigital, Inc.	45,415
4,800	IPG Photonics Corp. *	208,512
4,300	Motorola Mobility Holdings, Inc. *	162,454
300	Netgear, Inc. *	7,767
13,700	NeuStar, Inc. - Cl. A *	344,418
2,825	ORBCOMM, Inc. *	7,204
1,200	Plantronics, Inc.	34,140
8,600	Polycom, Inc. *	157,982
10,125	Procera Networks, Inc. *	97,200
4,450	TeleNav, Inc. *	39,471
3,700	United States Cellular Corp. *	146,705
27,400	Vonage Holdings Corp. *	71,240
		1,844,216
	TEXTILES - 0.0%
500	G&K Services, Inc.	12,770

	Jefferson National Equity Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	September 30, 2011 (Unaudited)
Shares		Value
	TRANSPORTATION - 1.1%
3,200	Arkansas Best Corp.	$ 51,680
500	Bristow Group, Inc.	21,215
300	Genesee & Wyoming, Inc. *	13,956
700	Golar LNG Ltd.	22,246
4,700	Heartland Express, Inc.	63,732
900	HUB Group, Inc. *	25,443
8,900	JB Hunt Transport Services, Inc.	321,468
3,400	Landstar System, Inc.	134,504
2,050	Old Dominion Freight Line, Inc. *	59,388
2,325	Quality Distribution, Inc. *	20,855
900	RailAmerica, Inc. *	11,727
1,625	Werner Enterprises, Inc.	33,849
		780,063
	TRUCKING & LEASING - 0.1%
600	Amerco, Inc. *	37,470

	TOTAL COMMON STOCK (Cost - $75,963,363)	71,652,186

	SHORT-TERM INVESTMENTS - 0.6%
456,913	AIM STIT Liquid Assets Portfolio, to yield 0.00% (Cost - $456,913) (a)	456,913

	TOTAL INVESTMENTS - 99.9% (Cost - $76,420,276) (b)	$72,109,099
	OTHER ASSETS LESS LIABILITIES - 0.1%	17,684
	NET ASSETS - 100.0%	$72,126,783

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at September 30, 2011.
(b) Represents cost for financial reporting purposes. Aggregate cost for book purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 4,634,860
	Unrealized depreciation:	(8,946,037)
	Net unrealized depreciation:	$ (4,311,177)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS
		September 30, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		CERTIFICATE OF DEPOSIT - 2.6%
$ 5,000,000	*	Sumitomo Mitsui Banking Corp. (Cost - $5,000,000)	0.2500	11/22/2011	$ 5,000,000

		COMMERCIAL PAPER - 75.8%
7,225,000	*	Atlantic Asset Securitization LLC	0.3000	10/3/2011	7,225,000
5,000,000	*	Atlantis One Funding Corp.	0.2200	10/4/2011	4,999,970
8,530,000		Barclays U.S. Funding LLC	0.0800	10/3/2011	8,530,000
9,500,000	*	Barton Capital LLC	0.6500	10/3/2011	9,500,000
6,450,000	*	Bryant Park Funding LLC	0.1700	10/6/2011	6,449,909
2,935,000	*	Charta LLC	0.1900	10/14/2011	2,934,829
5,000,000	*	Crown Point Capital Co. LLC	0.2800	10/5/2011	4,999,922
6,015,000		Deutsche Bank Financial LLC	0.2500	10/12/2011	6,014,624
9,000,000	*	Falcon Asset Securitization Co. LLC	0.2500	10/3/2011	9,000,000
5,000,000	*	Gemini Securitization Corp. LLC	0.2800	10/4/2011	4,999,845
8,520,000	*	Govco LLC	0.1700	10/19/2011	8,519,356
3,960,000		ING U.S. Funding LLC	0.2000	10/24/2011	3,959,538
8,175,000	*	Liberty Street Funding LLC	0.1800	10/12/2011	8,174,632
4,000,000	*	Manhattan Asset Funding Co. LLC	0.2300	11/1/2011	3,999,259
8,600,000	*	Metlife Short Term Funding LLC	0.1800	10/19/2011	8,599,293
5,025,000	*	Mont Blanc Capital Corp.	0.2500	10/11/2011	5,024,721
4,800,000	*	National Australia Funding Delaware, Inc.	0.3100	1/9/2012	4,795,949
1,230,000	*	Newport Funding Corp.	0.3000	10/20/2011	1,229,826
8,000,000		Nordea North America, Inc.	0.1300	10/5/2011	7,999,942
4,410,000	*	Old Line Funding LLC	0.1800	10/17/2011	4,409,691
6,900,000	*	Reckitt Benckiser Treasury Services PLC	0.3500	2/6/2012	6,891,547
2,500,000	*	Reckitt Benckiser Treasury Services PLC	0.3500	11/22/2011	2,498,783
5,700,000	*	Solitaire Funding Ltd.	0.2600	10/11/2011	5,699,670
7,255,000	*	Victory Receivables Corp.	0.2400	10/13/2011	7,254,516
2,710,000	*	Windmill Funding I Corp.	0.2700	10/24/2011	2,709,573
		TOTAL SHORT-TERM INVESTMENTS (Cost - $146,420,395)			146,420,395

		CORPORATE NOTES - 8.7%
4,405,000	+	Atlanticare Health Services, Inc.	0.2200	10/7/2011	4,405,000
1,230,000	+	Benjamin Rose Institute	0.2200	10/7/2011	1,230,000
1,085,000	+	Capital Markets Access Co. LC	0.2500	10/7/2011	1,085,000
2,590,000	+	S&L Capital LLC	0.2700	10/7/2011	2,590,000
7,550,000	*,+	St Jean Industries, Inc.	0.2800	10/7/2011	7,550,000
		TOTAL CORPORATE NOTES (Cost - $16,860,000)			16,860,000

		Jefferson National Money Market Portfolio
		PORTFOLIO OF INVESTMENTS (Continued)
		September 30, 2011 (Unaudited)
Par Value			Coupon Rate (%)	Maturity	Value
		MUNICIPAL BONDS - 12.6%
3,000,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2002	0.2000	10/1/2011	3,000,000
4,500,000	+	Geisinger Authority VRDN RB (Geisinger Health System), Series 2005C	0.0600	10/1/2011	4,500,000
4,000,000	+	Independence, MO Industrial Development Authority RB Tax-Exempt (Groves & Graceland), Series 1997A	0.4600	10/7/2011	4,000,000
3,320,000	+	Indiana Health & Educational Facilities Financing Authority VRDN (Howard Regional Health System), Series 2005	0.0800	10/1/2011	3,320,000
1,400,000	+	Jackson Township, PA Industrial Development Authority VRDN RB, Series 2008	0.1900	10/7/2011	1,400,000
725,000	+	Kansas City Industrial Development Authority VRDN RB (Crooked Creek Apartments - Phase II), Series 2004B	0.2200	10/7/2011	725,000
1,000,000	+	Mississippi Business Finance Corp. RB Tax-Exempt (Chevron USA Inc. Project), Series A	0.0400	10/1/2011	1,000,000
4,495,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-1	0.2200	10/7/2011	4,495,000
1,875,000	+	Ogden City Utah Redevelopment Agency VRDN Refunding, Series 2009B-2	0.2700	10/7/2011	1,875,000
		TOTAL MUNICIPAL BONDS (Cost - $24,315,000)			24,315,000

		TOTAL INVESTMENTS - 99.7% (Cost - $192,595,395)			$ 192,595,395
		OTHER ASSETS LESS LIABILITIES - 0.3%			531,506
		NET ASSETS - 100.0%			$ 193,126,901

* Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2011 these securities amounted to $132,466,291 or 68.59% of net assets
+ Variable rate security - interest rate subject to periodic change.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

RB	Revenue Bonds
VRDN	Variable Rate Demand Note

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports filed with the Securities and Exchange Commission on Form N-CSR.

JNF Portfolios
PORTFOLIO OF INVESTMENTS
September 30, 2011 (Unaudited)

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Money Market Portfolio values all of its securities on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which has been determined by the Board to represent the approximate market value.

The Portfolios utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Jefferson National Balanced Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 12,711,179	$ -	$ -	$ 12,711,179
Bonds & Notes	-	5,504,197	-	5,504,197
Money Market Fund	478,016	-	-	478,016
Total	$ 13,189,195	$ 5,504,197	$ -	$ 18,693,392

Jefferson National Equity Portfolio
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 71,652,186	$ -	$ -	$ 71,652,186
Money Market Fund	456,913	-	-	456,913
Total	$ 72,109,099	$ -	$ -	$ 72,109,099

JNF Portfolios
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2011 (Unaudited)

Jefferson National Money Market Portfolio
Assets	Level 1	Level 2	Level 3	Total
Certificate of Deposit	$ 5,000,000	$ -	$ -	$ 5,000,000
Commercial Paper	-	146,420,395	-	146,420,395
Corporate Notes	-	16,860,000	-	16,860,000
Municipal Bonds	-	24,315,000	-	24,315,000
Total	$ 5,000,000	$ 187,595,395	$ -	$ 192,595,395

The Fund did not hold any Level 3 securities during the period. There were no significant transfers into and out of Level 1 & 2 during the period.  It is the fund’s policy to recognize transfers into and out of Level 1 & Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Jefferson National Portfolios

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/21/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/21/11